UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07483

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)

                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                Mark A. Hemenetz
                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 022665
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


  Shares                                   Value $
  -------                                  -------
            COMMON STOCK - 86.2%

            BRAZIL - 5.2%
     4,917  Brasil Distribuicao Pao
              Acucar ADR (1)                  93,128
   509,574  Brasil Telecom (1)                 2,064
     6,866  Brasil Telecom ADR (1)            73,741
     5,246  Companhia de Bebidas das
            Americas ADR (1)                 107,858
     4,464  Companhia Vale do Rio
              Doce ADR (1)                   196,862
43,073,755  Tele Celular Sul
              Participacoes (1)               43,684
 3,837,430  Tele Norte Leste
              Participacoes (1)               47,067
     5,322  Tele Norte Leste
              Participacoes ADR (1)           69,505
                                         -----------
                                             633,909
            CHILE - 1.8%
     4,669  Banco Santander ADR (1)          124,196
       161  Empresa Nacional de
              Electricidad (1)                 2,120
    15,700  Enersis ADR (1)                   93,415
                                         -----------
                                             219,731
            HONG KONG - 8.3%
    84,000  Aluminum Corp. of China           43,885
   316,000  China Petroleum & Chemical       123,566
   124,000  China Shipping Development        81,873
   437,000  CNOOC                            210,099
   146,000  Cofco International               60,366
    98,000  Cosco Pacific                    139,463
   114,000  Datang International Power        89,155
   126,000  Denway Motors                     47,251
    75,000  Ping An Insurance Group           95,674
   424,000  Shougang Concord Century (1)      48,380
    50,000  Yanzhou Coal Mining               60,578
                                         -----------
                                           1,000,290

            INDIA - 6.4%
    18,200  HCL Technologies                 124,069
    22,450  ICICI Bank                       129,255
     9,500  Moser Baer India                  38,797
     4,240  Oil & Natural Gas                 65,595
    10,740  Ranbaxy Laboratories             218,137
    18,715  Reliance Industries              197,449
                                         -----------
                                             773,302


   Shares                                  Value $
   ------                                  -------

            INDONESIA - 4.4%
   662,000  Bank Central Asia (1)            135,834
   184,900  Bank Danamon Indonesia            64,749
   145,700  Indonesian Satellite (1)          65,771
   117,000  PT Astra International (1)        71,060
   230,876  Telekomunikasi Indonesia (1)     195,808
                                         -----------
                                             533,222


            ISRAEL - 1.0%
     2,500  Check Point Software
            Technologies (1)                  49,725
     2,300  Teva Pharmaceutical
            Industries ADR (1)                68,080
                                         -----------
                                             117,805
            LUXEMBOURG - 0.5%
     4,100  Quilmes Industrial ADR (1)        62,607
                                         -----------
            MALAYSIA - 3.9%
    72,800  Astro All Asia Networks (1)       87,755
    90,000  Commerce Asset Holdings (1)      110,857
   148,300  Media Prima (1)                   65,182
    91,800  MK Land Holdings                  61,128
    33,100  Proton Holdings (1)               69,693
    52,000  Road Builder                      35,857
    11,400  Tanjong (1)                       39,005
                                         -----------
                                             469,477
            MEXICO - 6.3%
     7,953  America Movil ADR (1)            284,161
     1,800  Fomento Economico                 79,092
              Mexicano ADR (1)
    63,715  Grupo Bimbo (1)                  135,392
     2,900  Grupo Televisa ADR (1)           136,300
    40,600  Wal-Mart de Mexico,
              Series V (1)                   123,806
                                         -----------
                                             758,751
            POLAND - 0.8%
     4,500  Bank Zachodni (1)                 99,173
                                         -----------
            RUSSIA - 3.9%
     4,986  Gazprom ADR (1)                  147,087
     1,200  Lukoil ADR (1)                   130,800
       623  Surgutneftegaz ADR (1)            20,870
       713  Vimpel-Communications ADR (1)     62,352
     6,708  Yukos ADR (1)                    105,651
                                         -----------
                                             466,760


================================================================================
                                       1

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Shares                                    Value $
  -------                                   -------
            SOUTH AFRICA - 12.8%
    11,710  ABSA Group                        95,913
     7,617  Anglo American                   162,722
     1,757  Edgars Consolidated Stores        44,918
    14,900  Harmony Gold Mining (1)          164,889
     4,310  Impala Platinum Holdings         342,790
   104,200  Metropolitan Holdings            124,503
    30,000  MTN Group (1)                    129,429
       134  Nampak                               299
    10,700  Naspers "N" Shares                77,224
    64,900  Sanlam                            91,077
    35,100  Standard Bank Group              241,502
     5,782  Telkom                            74,418
                                         -----------
                                           1,549,684
            SOUTH KOREA - 16.2%
     1,709  CJ Home Shopping                  37,407
     3,870  Daelim Industrial                108,958
     9,900  Hankook Tire                      74,866
     3,400  Hyundai Mobis                    143,588
     5,280  Hyundai Motor                    196,697
     2,345  KH Vatec                          71,256
     6,071  Kookmin Bank (1)                 167,539
     2,000  LG Chemical                       66,867
     2,753  LG Petrochemical                  58,014
     2,154  Samsung Electronics              771,002
    17,610  Shinhan Financial Group          257,726
                                         -----------
                                           1,953,920
            TAIWAN - 8.1%
    37,098  Advanced Semiconductor           123,165
            Engineering ADR (1)
    19,785   Asia Optical                     89,189
   287,520  China Trust Financial            293,958
              Holding
   206,000  Eva Airways (1)                   76,476
   108,000  Fubon Financial Holding           89,099
    47,400  Hon Hai Precision Industry       171,081
    16,506  Quanta Computer                   26,749
    84,065  Taiwan Semiconductor
              Manufacturing                  106,258
                                         -----------
                                             975,975
            THAILAND - 3.3%
   126,800  Kasikornbank (1)                 145,906
   768,300  Land & Houses (1)                180,536


  Shares                                    Value $
  ------                                    -------
            THAILAND - (CONTINUED)
    75,400  Shin Corporation (1)              68,039
                                         -----------
                                             394,481
            TURKEY - 3.3%
10,290,250  Anadolu Efes Biracilik Ve Malt
              Sanayii                        141,886
34,710,000  Dogan Yayin Holding (1)          118,464
 4,982,000  Turkiye Is Bankasi (Isbank)(1)   139,705
                                         -----------
                                             400,055
                                         -----------

            TOTAL COMMON STOCK
            (Cost $9,405,602)             10,409,142
                                         -----------

            PREFERRED STOCK - 5.6%

            BRAZIL - 5.3%
     3,064  Banco Bradesco (1)               141,547
   467,129  Brasil Telecom (1)                 1,678
 8,049,729  Cia Energetica de Minas
            Gerais (1)                       147,583
 1,241,680  Duratex (1)                       32,708
    12,651  Petrobras ADR (1)                324,498
                                         -----------
                                             648,014
            RUSSIA - 0.3%
       900  Surgutneftegaz ADR (1)            36,000
                                         -----------
            TOTAL PREFERRED
            STOCK
            (Cost $905,001)                  684,014
                                         -----------

            EQUITY-LINKED WARRANTS (2) - 6.1%
            INDIA - 0.6%
     7,700  State Bank of India (1)           74,154
                                         -----------
            TAIWAN - 5.5%
    72,580  Formosa Chemicals & Fibre (1)    123,589
    99,413  Formosa Plastics (1)             155,194
    68,000  Quanta Computer (1)              130,187
   163,090  Taiwan Semiconductor
              Manufacturing (1)              252,268
                                         -----------
                                             661,238



================================================================================
                                       2

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



 Shares                                    Value $
-------                                    -------
            TOTAL EQUITY-LINKED WARRANTS
            (Cost $666,686)                  735,392
                                         -----------

            SHORT-TERM INVESTMENTS  - 1.8%
    12,940  JPMorgan Chase Time               12,940
              Deposit, 0.80%
   204,597  SEI Daily Income Trust
              Money Market Fund, 1.19% (3)   204,597
                                         -----------
            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $217,537)                  217,537
                                         -----------
            TOTAL INVESTMENTS (4)
            -99.7%
            (Cost $11,194,826)*           12,046,085
                                         -----------
            OTHER ASSETS LESS
            LIABILITIES - 0.3%                32,974
                                         -----------
            TOTAL NET ASSETS -
            100.0%                       $12,079,059
                                         ===========

* At July 31, 2004, the tax basis cost of the Fund's investments was $11,194,826, and the unrealized appreciation and depreciation were $1,938,065 and $(1,086,806), respectively.
(1) Denotes non-income producing security.
(2) Securities are not readily marketable.
(3) Rate shown is 7-day yield as of July 31, 2004.
(4) The Fund additionally held shares of Companhia Vale do Rio Doce ADR, Banco Nacional and TelecomAsia as of July 31, 2004, all of which are valueless.
ADR -- American Depositary Receipt

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




================================================================================
                                       3

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



 Shares                                  Value $
-------                                 --------

            COMMON STOCK - 97.7%

            AUSTRALIA - 3.0%
     2,734  National Australia Bank           51,165
     8,459  News Corporation (1)              72,534
     3,235  Woolworths                        26,582
                                          ----------
                                             150,281
            BRAZIL - 0.8%
       915  Companhia de Bebidas das          18,812
              Americas ADR (1)
       838  Petrobras ADR (1)                 21,495
                                          ----------
                                              40,307
            CHINA - 0.6%
    25,000  Ping An Insurance Group           31,892
                                          ----------
            FINLAND - 0.8%
     3,770  Nokia (1)                         43,182
                                          ----------
            FRANCE - 8.7%
       286  Air Liquide                       46,233
       979  Peugeot                           56,421
     5,390  Suez                             106,372
       617  Total                            119,615
     4,675  Vivendi Universal (1)            116,704
                                          ----------
                                             445,345
            GERMANY - 2.1%
     2,366  Metro (1)                        108,430
                                          ----------
            HONG KONG - 2.0%
     1,600  Jardine Matheson Holdings         19,520
    18,000  Li & Fung                         24,923
     5,000  Swire Pacific                     33,334
    16,000  Techtronic Industries             23,795
                                          ----------
                                             101,572
            IRELAND - 3.2%
     6,107  Allied Irish Banks                93,878
     5,250  Bank of Ireland                   68,021
                                          ----------
                                             161,899
            ITALY - 2.7%
    11,426  Snam Rete Gas SpA                 49,026
    41,009  Telecom Italia SpA (1)            87,980
                                          ----------
                                             137,006
            JAPAN - 24.0%
     2,000  Bridgestone                       36,161


  Shares                                   Value $
  ------                                   -------
            JAPAN - (CONTINUED)
     1,000  Canon                             48,934
       500  Daito Trust Construction          18,665
       700  Denso                             17,190
        18  East Japan Railway                98,282
       400  Honda Motor                       19,502
     1,000  JSR                               16,596
     2,000  Kao                               49,654
        11  KDDI                              56,301
       100  Keyence                           21,193
     7,000  Mitsubishi                        67,500
    15,000  Mitsui                           112,665
     5,000  Nomura Holdings                   68,723
       900  Omron                             19,308
     7,000  Ricoh                            136,637
       200  Rohm                              21,445
       600  Sankyo                            22,668
       500  SMC                               49,024
     7,000  Sumitomo Electric Industries      66,745
     2,000  Takeda Chemical Industries        93,730
     2,900  Toyota Motor                     116,866
     2,000  Yamaha Motor                      30,674
     1,000  Yamanouchi Pharmaceutical         34,362
                                          ----------
                                           1,222,825
            MEXICO - 0.9%
       241  Fomento Economico
              Mexicano ADR (1)                10,590
       742  Grupo Televisa ADR (1)            34,874
                                          ----------
                                              45,464
            NETHERLANDS - 9.6%
     3,907  ING Groep (1)                     90,535
     3,346  Royal Dutch Petroleum (1)        167,577
     3,430  TPG (1)                           75,071
     2,510  Unilever (1)                     154,307
                                          ----------
                                             487,490
            NEW ZEALAND - 0.6%
     7,810  Telecom Corp of New Zealand       30,366
                                          ----------
            SINGAPORE - 0.6%
    17,000  MobileOne                         15,338
    21,000  SembCorp Industries               15,768
                                          ----------
                                              31,106



================================================================================
                                       1

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



 Shares                                    Value $
-------                                    -------
            SOUTH KOREA - 2.6%
       240  Samsung Electronics               85,905
     3,200  Shinhan Financial Group           46,833
                                          ----------
                                             132,738
            SPAIN - 1.1%
     1,816  Altadis                           56,661
                                          ----------
            SWITZERLAND - 6.7%
       670  Adecco (1)                        31,061
     2,130  Compagnie Financiere              54,941
              Richemont (1)
       380  Nestle (1)                        96,980
     2,041  Novartis (1)                      91,194
       973  UBS (1)                           65,003
                                          ----------
                                             339,179
            UNITED KINGDOM - 27.7%
    19,778  BG Group (1)                     123,410
    14,598  Brambles Industries               56,540
     6,600  British Sky Broadcasting          72,632
     4,039  Bunzl                             32,353
    13,199  Cadbury Schweppes                108,189
    32,840  Centrica                         141,392
     8,789  HBOS                             114,003
    23,780  ITV (1)                           45,240
    12,748  Kingfisher                        65,910
     8,600  National Grid                     68,144
    12,077  Premier Farnell (1)               46,006
     5,123  Royal Bank of Scotland
              Group                          144,186
    36,086  Signet Group (1)                  71,279
    42,360  Tesco                            196,261
    56,307  Vodafone Group                   122,239
                                          ----------
                                           1,407,784
                                          ----------
            TOTAL COMMON STOCK
            (Cost $4,512,113)              4,973,527
                                          ----------

            EQUITY-LINKED WARRANTS (2) - 0.7%
            TAIWAN - 0.7%
    18,534  Quanta Computer (1)               36,210
                                          ----------
            TOTAL EQUITY-LINKED WARRANTS
            (Cost $41,135)                    36,210
                                          ----------


 Shares                                     Value $
 ------                                    --------

            SHORT-TERM INVESTMENTS  - 0.8%
       302  JPMorgan Chase Time
              Deposit, 0.80%                     302
    38,681  SEI Daily Income Trust Money
              Market Fund, 1.19% (3)          38,681
                                          ----------
            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $38,983)                    38,983
                                          ----------
            TOTAL INVESTMENTS - 99.2%
            (Cost $4,592,231)*             5,048,720
                                          ----------
            OTHER ASSETS LESS
            LIABILITIES - 0.8%                41,053
                                          ----------
            TOTAL NET ASSETS - 100.0%     $5,089,773
                                          ==========

* At July 31, 2004, the tax basis cost of the Fund's investments was $4,592,231, and the unrealized appreciation and depreciation were $597,201 and $(140,712), respectively.
(1) Denotes non-income producing security.
(2) Security is not readily marketable.
(3) Rate shown is 7-day yield as of July 31, 2004.
ADR -- American Depositary Receipt

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





================================================================================
                                       2

--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Shares                                   Value $
 -------                                  --------
            COMMON STOCK - 100.1%

            BASIC INDUSTRIES - 1.5%
     1,709  EI du Pont de Nemours             73,265
     1,466  International Paper               63,375
                                         -----------
                                             136,640
            BUSINESS SERVICES - 0.7%
     1,466  First Data                        65,398
                                         -----------
            CAPITAL GOODS - 13.4%
     3,716  AGCO (1)                          77,739
     3,849  Cendant                           88,065
     6,451  General Electric                 214,496
     4,867  Honeywell International          183,048
     2,822  Kennametal                       124,168
     2,288  Parker Hannifin                  131,285
     2,928  Textron                          179,486
     2,257  United Technologies              211,030
                                         -----------
                                           1,209,317
            COMMUNICATIONS EQUIPMENT - 2.6%
    11,118  Cisco Systems (1)                231,922
                                         -----------
            COMPUTER HARDWARE - 4.2%
     5,028  Dell (1)                         178,343
     1,191  Lexmark International (1)        105,403
    24,688  Sun Microsystems (1)              97,518
                                         -----------
                                             381,264
            COMPUTER SOFTWARE - 4.8%
    11,344  Microsoft                        322,850
    10,299  Oracle (1)                       108,243
                                         -----------
                                             431,093
            CONSUMER CYCLICALS - 7.9%
     1,323  Federated Department Stores       63,398
     4,564  Home Depot                       153,898
     7,777  Office Depot (1)                 127,543
     2,820  Target                           122,952
     4,622  Wal-Mart Stores                  245,012
                                         -----------
                                             712,803
            CONSUMER STAPLES - 8.7%
     4,123  Altria Group                     196,255
     1,962  Avon Products                     84,385
     2,325  Colgate-Palmolive                123,690
     3,567  PepsiCo                          178,350


  Shares                                   Value $
 -------                                  --------
            CONSUMER STAPLES - (CONTINUED)
    3,811   Procter & Gamble                 198,744
                                         -----------
                                             781,424
            ENERGY - 8.3%
     1,632  Amerada Hess                     136,027
     1,840  ConocoPhillips                   144,937
     1,810  Devon Energy                     125,777
     2,111  EOG Resources                    134,154
     2,086  Exxon Mobil                       96,582
     3,378  Halliburton                      107,251
                                         -----------
                                             744,728
            FINANCIAL SERVICES - 20.2%
     3,526  Bank of America                  299,745
     3,379  Bank of New York                  97,079
     2,006  Chubb                            137,973
     6,113  Citigroup                        269,522
     2,549  Federal National Mortgage        180,877
              Association
       465  Goldman Sachs Group               41,008
     2,503  Merrill Lynch                    124,449
     3,155  Prudential Financial             146,897
     4,766  U.S. Bancorp                     134,878
     3,258  Wachovia                         144,362
     2,673  Willis Group Holdings             93,020
     2,141  XL Capital Class A               151,326
                                         -----------
                                           1,821,136
            HEALTH CARE - 13.0%
     5,199  Abbott Laboratories              204,581
     1,066  Aetna                             91,463
     2,757  AmerisourceBergen                149,043
     3,712  Baxter International             111,620
     1,137  Cardinal Health                   50,597
       897  Merck                             40,679
    11,843  Pfizer                           378,502
     4,001  Wyeth                            141,635
                                         -----------
                                           1,168,120
            MEDIA - 4.9%
     2,579  Clear Channel Communications      92,070
    15,818  Liberty Media (1)                134,137
     6,422  Viacom Class B                   215,715
                                         -----------
                                             441,922



================================================================================
                                       1

--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Shares                                   Value $
 -------                                  --------
            TECHNOLOGY-SEMICONDUCTORS - 4.3%
     3,339  Altera (1)                        69,518
     1,848  Analog Devices                    73,366
    10,089  Intel                            245,970
                                         -----------
                                             388,854
            TELECOMMUNICATIONS - 3.5%
     4,939  Sprint-FON Group                  92,260
     5,890  Verizon Communications           227,001
                                         -----------
                                             319,261
            UTILITIES - 2.1%
     1,360  Dominion Resources                86,306
     2,614  FirstEnergy                      102,207
                                         -----------
                                             188,513
                                         -----------
            TOTAL COMMON STOCK
            (Cost $8,262,860)              9,022,395
                                         -----------

            SHORT-TERM INVESTMENTS  - 0.5%
     1,532  JPMorgan Chase Time
              Deposit, 0.80%                   1,532
    41,000  SEI Daily Income Trust Money
              Market Fund, 1.19% (2)          41,000
                                         -----------

            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $42,532)                    42,532
                                         -----------
            TOTAL INVESTMENTS -
            100.6%
            (Cost $8,305,392)*             9,064,927
                                         -----------
            OTHER ASSETS LESS
            LIABILITIES - (0.6)%             (50,756)
                                         -----------
            TOTAL NET ASSETS -
            100.0%$                      $ 9,014,171
                                         ===========




* At July 31, 2004, the tax basis cost of the Fund's investments was $8,344,291 and the unrealized appreciation and depreciation were $1,079,940 and $(359,304), respectively.
(1) Denotes non-income producing security.
(2) Rate shown is 7-day yield as of July 31, 2004.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




================================================================================
                                       2

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Shares                                   Value $
 -------                                  --------
            COMMON STOCK - 86.9%

            AUTOS & TRANSPORTATION - 3.9%
    21,900  EGL (1)                          556,479
    25,100  Kansas City Southern (1)         366,962
    45,500  Laidlaw International (1)        639,275
     8,500  Landstar System (1)              423,385
    46,700  Northwest Airlines (1)           403,021
    14,900  Overnite (1)                     445,361
                                         -----------
                                           2,834,483
            CONSUMER DISCRETIONARY - 15.6%
    76,900  1-800-Flowers.com Class A(1)     579,826
     7,822  Advance Auto Parts (1)           290,353
    21,600  Alderwoods Group (1)             191,916
    31,100  Boyd Gaming                      817,619
    62,100  Capital Environmental
              Resource (1) (2) (3)           263,304
    19,300  Carmike Cinemas (1)              660,060
     7,534  CDI                              214,870
    16,100  CEC Entertainment (1)            585,235
    57,300  DoubleClick (1)                  296,241
    18,250  Fossil (1)                       441,467
    42,500  GameStop Class A (1)             654,500
     2,300  Goody's Family Clothing           20,056
     5,500  MAXIMUS (1)                      175,835
    17,700  McCormick & Schmick's
              Seafood Restaurants (1)        212,400
    11,900  Navigant International (1)       189,567
    27,500  Orient-Express Hotels Class A    419,925
    22,000  Pep Boys-Manny, Moe & Jack       455,400
    22,800  PETCO Animal Supplies (1)        681,036
    16,100  Regis                            662,676
     8,600  RH Donnelley (1)                 390,268
    52,700  Scientific Games Class A (1)     938,587
    35,000  Spanish Broadcasting System
              Class A (1)                    300,650
    26,400  Stage Stores (1)                 936,144
    47,300  Volume Services America
              Holdings                       633,820
    24,200  World Wrestling Entertainment    307,582
                                         -----------
                                          11,319,337
            CONSUMER STAPLES - 1.1%
    29,200  NBTY (1)                         635,392
     1,600  Ralcorp Holdings (1)              58,352


  Shares                                   Value $
 -------                                  --------
           CONSUMER STAPLES - (CONTINUED)
     4,900  Schweitzer-Mauduit               138,425
              International              -----------
                                             832,169
            FINANCIAL SERVICES - 14.8%
    65,822  Ashford Hospitality Trust (1)    588,449
     3,300  Bank of Hawaii                   148,269
     7,588  Brandywine Realty Trust          207,152
    13,490  Commerce Bancshares              628,769
    38,300  Conseco (1)                      688,634
    20,567  Cousins Properties REIT          660,818
    13,243  Cullen/Frost Bankers             569,714
    31,600  First Niagara Financial Group    385,204
     9,000  Gold Banc                        139,950
    14,600  Greater Bay Bancorp              384,710
    18,786  Health Care REIT                 606,224
    42,000  Jackson Hewitt Tax Service (1)   730,800
     7,200  LNR Property                     388,872
    52,407  Platinum Underwriters
              Holdings                     1,458,487
     1,986  Post Properties REIT              55,588
    20,300  R & G Financial Class B          712,124
    37,100  Reinsurance Group of America   1,478,435
    24,100  Sotheby's Holdings Class A (1)   385,118
    25,659  United Dominion Realty Trust     497,528
                                         -----------
                                          10,714,845
            HEALTH CARE - 14.7%
    39,740  Able Laboratories (1)            818,644
     8,900  AMERIGROUP (1)                   426,844
    37,050  DaVita (1)                     1,125,208
    44,493  Diversa (1)                      399,102
    12,600  Edwards Lifesciences (1)         443,142
    14,000  Fisher Scientific
              International (1)              814,800
    56,175  Immucor (1)                    1,138,105
     6,300  Immunicon (1)                     54,054
    17,600  Kinetic Concepts (1)             790,592
    37,200  Lexicon Genetics (1)             225,432
     4,062  Medicis Pharmaceutical Class A   145,298
    20,500  Millipore (1)                  1,080,145
    26,600  Nabi Biopharmaceuticals (1)      307,230
     8,100  Neurochem (1)                    140,778
    21,000  Perrigo                          349,860
    11,000  Renal Care Group (1)             350,460
     4,000  Salix Pharmaceuticals (1)         85,280
    37,600  Seattle Genetics (1)             224,848



================================================================================
                                       1

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Shares                                   Value $
 -------                                  --------
            HEALTH CARE - (CONTINUED)
    35,300  Senomyx (1)                      217,095
    14,400  Serologicals (1)                 282,240
    14,634  Symbion (1)                      250,827
     9,500  Tularik (1)                      236,930
    19,749  United Surgical Partners         695,955
              International (1)          -----------
                                          10,602,869

            MATERIALS & PROCESSING - 5.5%
    32,300  Airgas                           702,525
    25,200  Albany International Class A     753,984
    12,600  Cytec Industries                 587,160
    21,400  Delta and Pine Land              480,430
    46,800  Goldcorp                         538,668
    63,800  Hecla Mining (1)                 344,520
    32,400  Olin                             559,872
                                         -----------
                                           3,967,159
            OTHER ENERGY - 6.6%
    46,894  Denbury Resources (1)          1,024,634
    23,500  Endeaver International (1)
              (2) (3)                         59,220
    25,100  Forest Oil (1)                   710,079
    10,800  Houston Exploration (1)          583,200
    78,000  Key Energy Services (1)          786,240
    25,100  St. Mary Land & Exploration      861,181
    22,900  Universal Compression
              Holdings (1)                   751,349
                                         -----------
                                           4,775,903
            PRODUCER DURABLES - 8.2%
    17,100  Actuant Class A (1)              623,466
     2,000  Bucyrus International (1)         48,000
    27,000  Crown Castle International
             (1)                             381,240
    10,200  Cummins                          708,186
    24,300  DRS Technologies (1)             867,996
    17,900  IDEX                             574,411
    13,400  Itron (1)                        255,806
    15,900  Kennametal                       699,600
     3,950  Levitt Class A (1)                81,962
    21,779  MTC Technologies (1)             544,475
    34,100  Rofin-Sinar Technologies (1)     723,261
    31,400  Ultratech (1)                    391,244
                                         -----------
                                           5,899,647
            TECHNOLOGY - 12.9%
    38,700  Acxiom                           851,400


  Shares                                   Value $
 -------                                  --------
            TECHNOLOGY - (CONTINUED)
    56,287  Aeroflex (1)                     624,223
    23,600  AMIS Holdings (1)                347,628
    43,400  Amphenol Class A (1)           1,364,062
     1,400  Artisan Components (1)            34,062
    40,887  Ascential Software (1)           502,092
   154,400  E.piphany (1)                    617,600
   130,200  Entrust (1)                      363,258
    68,300  Exar (1)                         920,001
     6,600  Imation                          218,790
    47,600  Integrated Device
            Technology (1)                   544,068
    23,800  Kanbay International (1)         369,138
    21,300  Mapinfo (1)                      220,242
    48,800  McAfee (1)                       877,424
    43,800  Methode Electronics              570,714
    64,500  Perot Systems Class A (1)        813,990
     6,650  Technology Investment
            Capital (1)                       80,798
                                         -----------
                                           9,319,490
            UTILITIES - 3.6%
    33,500  AGL Resources                    989,925
    21,508  Intrado (1)                      225,834
    31,050  PNM Resources                    647,082
    19,500  Primus Telecommunications (1)     31,590
    12,800  Southwestern Energy (1)          412,032
    14,700  Westar Energy                    296,499
                                         -----------
                                           2,602,962
                                         -----------
             TOTAL COMMON STOCK
            (Cost $57,941,970)            62,868,864
                                         -----------

            WARRANT  - 0.0%
     6,210  Capital Environmental
              Resource, expires
              4/30/09 (1) (3)                 13,973
                                         -----------
            TOTAL WARRANT
            (Cost $0)                         13,973
                                         -----------




================================================================================
                                       2

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)



  Shares                                   Value $
 -------                                  --------
            EXCHANGE TRADED FUND  - 1.9%
    12,800  iShares Russell 2000           1,408,000
              Index Fund (1)             -----------

            TOTAL EXCHANGE TRADED FUND
            (Cost $1,410,727)              1,408,000
                                         -----------

            REGISTERED INVESTMENT
            COMPANY - 0.7%
            FINANCIAL SERVICES - 0.7%
    37,100  Apollo Investment (1)            505,673
                                         -----------
            TOTAL REGISTERED INVESTMENT
            COMPANY
            (Cost $517,225)                  505,673
                                         -----------

            SHORT-TERM INVESTMENTS  - 10.3%
 1,669,792  JPMorgan Chase Time            1,669,792
              Deposit, 0.80%
 3,503,908  SEI Daily Income Trust
              Money Market Fund,
              1.19%  (4)                   3,503,908
 2,246,045  SEI Daily Income Trust
              Prime Obligations Fund
              1.18%  (4)                   2,246,045
                                         -----------
            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $7,419,745)              7,419,745
                                         -----------
            TOTAL INVESTMENTS -
            99.8%
            (Cost $67,289,667)*           72,216,255
                                         -----------
            OTHER ASSETS LESS
            LIABILITIES - 0.2%               145,197
                                         -----------
            TOTAL NET ASSETS -
            100.0%                       $72,361,452
                                         ===========

* At July 31, 2004, the tax basis cost of the Fund's investments was $67,360,315 and the unrealized appreciation and depreciation were $7,883,266 and $(3,027,326), respectively.
(1) Denotes non-income producing security.
(2) Private Placement Security
(3) Security is fair valued.
(4) Rate shown is 7-day yield as of July 31, 2004.
REIT -- Real Estate Investment Trust

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



================================================================================
                                       3

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Schroder Capital Funds (Delaware)


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        _____________________________________
                                        Mark A. Hemenetz, Principal Executive
                                        Officer

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        _____________________________________
                                        Mark A. Hemenetz, Principal Executive
                                        Officer

Date 09/20/04


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ____________________________________
                                        Alan M. Mandel, Treasurer and Chief
                                        Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.